Balance Sheet Accounts and Supplemental Disclosures - Accrued Expenses (Detail) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Accrued Liabilities, Current [Abstract]
Accrued bonuses	$ 722,000	$ 592,000	$ 183,000
Accrued compensation and related expenses	250,000	234,000	74,000
Accrued interest payable - related party	139,000	73,000
Accrued contract research and development	310,000	35,000
Accrued offering costs		0	42,000
Other	228,000	84,000	62,000
Total accrued expenses	$ 1,649,000	$ 1,018,000	$ 361,000